UNIT-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unit-based compensation expense	$ 4,360	$ 4,279	$ 1,086
Accelerated vesting amount	$ 1,123	$ 1,459	$ 0
Phantom Unit Award [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Award vesting period	4 years
Phantom Unit Award [Member] | Long-Term Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Award vesting period	4 years
Total unrecognized compensation cost	$ 5,855
Fair value of outstanding units	$ 12,693
Number of Phantom Units
Nonvested units, beginning of period (in shares)	403,375	275,522	0
Awards granted (in shares)	284,854	266,360	285,522
Awards vested (in shares)	(116,349)	(137,007)	0
Awards forfeited (in shares)	(7,000)	(1,500)	(10,000)
Nonvested units, end of period (in shares)	564,880	403,375	275,522
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, beginning of period (in dollars per share)	$ 25.06	$ 26.56	$ 0.00
Weighted average grant date fair value, award granted (in dollars per share)	19.95	23.92	26.57
Weighted average grant date fair value, award vested (in dollars per share)	25.24	25.83	0.00
Weighted average grant date fair value, award forfeited (in dollars per share)	23.20	26.74	26.74
Weighted average grant date fair value, end of period (in dollars per share)	$ 22.47	$ 25.06	$ 26.56